TRANSAMERICA FUNDS

Transamerica Intermediate Bond

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

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Transamerica Intermediate Bond

Effective on or about November 1, 2022, Transamerica Intermediate Bond will be renamed Transamerica Core Bond. As of that date, all references to Transamerica Intermediate Bond in the fund’s Prospectuses, Summary Prospectuses and Statements of Additional Information will be replaced with Transamerica Core Bond.

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Investors Should Retain this Supplement for Future Reference

August 4, 2022